CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 260,364.0	$ 3,453.7	₨ 220,565.5	₨ 178,833.9
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	117,621.9	1,560.2	72,279.3	59,397.8
Depreciation and amortization	12,800.3	169.8	12,247.8	9,678.9
Amortization of intangible assets	0.0	0.0	1.0	1.0
Amortization of deferred customer acquisition costs and fees	11,673.2	154.8	10,423.1	9,246.2
Amortization of premium (discount) on investments	5,196.8	68.9	4,532.1	3,599.4
Other than temporary impairment losses on available for sale debt securities	9,109.0	120.8	1,081.0	149.1
Deferred tax expense/(benefit)	(101.2)	(1.3)	(8,129.4)	(10,403.5)
Other gains, net	133.7	1.8	(6,717.5)	0.0
Share-based compensation expense	7,476.1	99.2	5,343.3	6,594.6
Net realized (gain) loss on sale of available for sale debt securities	(25,826.2)	(342.6)	(2,596.0)	(10,853.2)
(Gain) loss on disposal of property and equipment, net	81.9	1.1	(64.8)	(64.5)
Unrealized exchange (gain) loss	3,312.5	43.9	574.6	1,719.5
Net change in:
Investments held for trading	(227,480.4)	(3,017.4)	(96,555.7)	(131,816.3)
Accrued interest receivable	(9,752.6)	(129.4)	(15,060.3)	(10,527.8)
Other assets	(140,959.9)	(1,869.7)	(112,726.3)	90,525.6
Accrued interest payable	563.7	7.5	13,775.0	20,997.1
Accrued expense and other liabilities	146,966.9	1,949.4	84,299.5	(122,803.6)
Net cash provided by operating activities	171,179.7	2,270.7	183,272.2	94,274.2
Cash flows from investing activities:
Term placements, net	6,055.7	80.3	24,447.4	(8,806.4)
Activity in available for sale debt securities:
Purchases	(2,608,516.6)	(34,600.3)	(1,781,754.9)	(1,518,100.1)
Proceeds from sales	1,214,082.0	16,104.0	453,778.9	197,206.3
Maturities, prepayments and calls	653,889.0	8,673.4	937,072.0	1,171,299.5
Net change in repurchase agreements and reverse repurchase agreements	160,195.5	2,124.9	609,805.1	(462,018.6)
Loans purchased	(252,738.1)	(3,352.3)	(240,356.2)	(55,216.0)
Repayments on loans purchased	122,821.6	1,629.1	89,713.3	76,993.2
Increase in loans originated, net of principal collections	(1,428,007.7)	(18,941.6)	(1,610,724.3)	(1,440,601.9)
Additions to property and equipment	(18,294.3)	(242.7)	(16,355.0)	(9,181.5)
Proceeds from sale or disposal of property and equipment	182.4	2.4	212.3	95.1
Activity in equity securities, net	(157.9)	(2.1)	(2,821.4)	4.7
Net cash used in investing activities	(2,150,488.4)	(28,524.9)	(1,536,982.8)	(2,048,325.7)
Cash flows from financing activities:
Net increase in deposits	2,213,972.5	29,366.9	1,331,850.9	1,447,097.0
Net increase (decrease) in short-term borrowings	(277,587.3)	(3,682.0)	(127,707.1)	456,558.6
Purchase of subsidiary shares from noncontrolling interest	0.0	0.0	0.0	(143.3)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	466.8	6.2	459.8	366.5
Proceeds from issuance of long-term debt	272,104.7	3,609.3	320,093.6	425,517.1
Repayment of long-term debt	(315,209.6)	(4,181.1)	(224,084.5)	(225,150.2)
Proceeds from issuance of equity shares for options exercised	18,486.8	245.2	22,008.2	27,259.1
Proceeds from issuance of equity shares (net of issuance cost)			235,896.2	0.0
Payment of dividends and dividend tax	(66,447.3)	(881.4)	(41,015.2)	(34,490.3)
Net cash provided by financing activities	1,845,786.6	24,483.1	1,517,501.9	2,097,014.5
Effect of exchange rate changes on cash and due from banks, and restricted cash	10,610.5	140.8	(3,069.7)	479.4
Net change in cash and due from banks, and restricted cash	(122,911.6)	(1,630.3)	160,721.6	143,442.4
Cash and due from banks, and restricted cash, beginning of year	734,872.6	9,747.6	574,151.0	430,708.6
Cash and due from banks, and restricted cash, end of year	611,961.0	8,117.3	734,872.6	574,151.0
Supplementary cash flow information:
Interest paid	617,749.1	8,194.0	520,351.2	399,287.9
Income taxes paid, net of refunds	104,013.4	1,379.7	119,365.0	100,089.3
Non-cash investment activities
Payable for purchase of property and equipment	1,232.7	16.4	1,323.7	1,064.5
Trade date sale receivable of available for sale debt securities	₨ 32,730.8	$ 434.2	₨ 0.0	₨ 0.0